Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2012
Proceeds from sale of common stock			$ 22,500,000
Net operating loss carry forwards	$ 22,579,000
Carryforwards utilize limit before the stock offering closed	163,000
Unutilized operating loss carryforwards that will expire	20,520,000
Reduced deferred tax assets and valuation allowance	6,977,000
Deferred tax liability to be recorded	$ 473,000
Federal statutory income tax rate	21.00%	21.00%
Additional bad debt deductions	$ 2,250,000
Deferred tax asset	1,721,000	$ 1,560,000
Deferred tax asset, valuation allowance	0
Unrecognized tax benefits	$ 0	$ 0
Minimum [Member]
Net operating loss carryforwards expiration year	2024
Maximum [Member]
Net operating loss carryforwards expiration year	2033